Description of the Plan (Details) - EBP 030 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Required age to participate	18 years
Increase deferral rate	1.00%
Pretax, minimum annual compensation to total compensation, percentage	1.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Non-elective contribution percentage	1.00%
Non-elective contribution amount	$ 750
Vesting period	5 years
Vesting percentage	20.00%
Maximum vesting age	65 years
Forfeited nonvested account	$ 1,925,000	$ 1,306,000
Minimum borrowing, amount	$ 1
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing to total account, amount	$ 50
Maximum borrowing term	59 months
Primary residence, maximum borrowing term	359 months
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Matching percentage	50.00%
Participant compensation matched, percentage	1.00%
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Participant loan, interest rate	9.50%